Transactions with Related Parties - Other transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($) director item	Dec. 31, 2020 MXN ($) director	Dec. 31, 2019 MXN ($) director
Transactions with related parties
Aggregate annual amount of contracts leasing office space	$ 34,478	$ 32,784	$ 29,613
Consulting firm
Transactions with related parties
Fees for services received	19,983	19,433	19,758
Professional services firm secretary of Company's Board
Transactions with related parties
Fees for services received	57,925	52,848	34,603
Professional services firm, two directors
Transactions with related parties
Fees for services received	$ 20,006	$ 121,789	$ 20,554
Number of directors that maintain an interest in a professional services firm | director	2	2	2
Member of the Company's Board
Transactions with related parties
Number of Mexican banks that have made loans to Group | item	2